Annual Fund Operating Expenses - Managed Allocation Fund - None or same as Fund Name	Oct. 01, 2020
Operating Expenses:
Management Fee	0.44%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.78%	[2],[3]

[1]	Victory Capital Management Inc. ("the Adviser") has contractually agreed to reduce its management fee to 0.44% through September 30, 2021.
[2]	The Adviser has agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.74% of the Fund through at least September 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.